Investments (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	Insurance contracts		Investment contracts with DPF	Non-Insurance related	Total

2025	Direct part.	Without direct part.	Direct part.

FVOCI – with recycling	-	41,100	-	8,647	49,747

FVOCI – no recycling	-	9	-	1	10

Amortized cost	-	7,443	-	2,276	9,719

FVPL – designated	109,580	1,637	21,441	85,222	217,880

FVPL – mandatory	-	6,207	-	1,098	7,306

Total financial assets (excl. derivatives)	109,580	56,397	21,441	97,244	284,662

Investments in real estate	217	42	132	87	479

Total investments	109,798	56,439	21,573	97,331	285,141

2024

FVOCI – with recycling	-	46,719	-	7,958	54,677

FVOCI – no recycling	-	38	-	1	39

Amortized cost	-	8,220	-	2,425	10,645

FVPL – designated	117,167	1,926	23,687	77,400	220,180

FVPL – mandatory	-	6,690	-	970	7,661

Total financial assets (excl. derivatives)	117,167	63,593	23,687	88,754	293,202

Investments in real estate	237	57	150	70	514

Total investments	117,405	63,651	23,837	88,823	293,716

Summary of Financial Assets Excluding Derivatives
19.1 Financial assets, excluding derivatives, by measurement category

Investments - Aegon risk 2025	FVOCI (with recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Shares	-	10	-	-	263	273	273

Debt securities	47,411	-	36	1,123	1,315	49,884	49,884

Money market and other short-term investments	2,308	-	-	146	1,722	4,176	4,176

Deposits with financial institutions	-	-	11	-	-	11	11

Loans	-	-	9,672	82	-	9,754	8,985

Other	28	-	-	716	4,005	4,749	4,749

Total	49,747	10	9,719	2,066	7,306	68,848	68,078

2024

Shares	-	39	-	-	279	317	317

Debt securities	52,211	-	36	1,400	985	54,632	54,632

Money market and other short-term investments	2,435	-	-	157	1,939	4,531	4,531

Deposits with financial institutions	-	-	11	-	-	11	11

Loans	-	-	10,598	82	-	10,680	9,462

Other	31	-	-	718	4,458	5,207	5,207

Total	54,677	39	10,645	2,356	7,661	75,377	74,159
In both 2025 and 2024, no significant transactions took place with respect to shares recognized at FVOCI. No dividends were received during 2025 (2024: 0).

Investments - Policyholder risk	2025	2024

Shares	15,321	15,198

Debt securities	6,318	6,259

Money market and other short-term investments	1,788	1,541

Unconsolidated investment funds	190,671	192,775

Deposits with financial institutions	1,716	2,052

Total	215,814	217,824

Summary of Investments in Real Estate
19.2 Investment properties

	2025	2024

On January 1	514	488

Additions	9	24

Subsequent expenditure capitalized	3	3

Disposals	(39)	(34)

Fair value gains/(losses)	18	10

Transfers to other headings	1	-

Net exchange differences	(28)	23

On December 31	479	514

Value of Aegon’s properties, which were appraised in the current year	96%	100%

Appraisals performed by independent external appraisers	91%	96%